WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 89.7%
COMMUNICATION SERVICES - 14.2%
Diversified Telecommunication Services - 3.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,910,000		$1,541,656	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,140,000		1,687,257	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,380,000		817,570	(a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	720,000	EUR	571,416	(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	4,970,000		3,800,310	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,400,000		1,052,139	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	980,000		749,029	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,020,000		1,917,990	(a)

Total Diversified Telecommunication Services					12,137,367

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	360,000		276,539	(a)

Media - 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	18,480,000		13,675,200	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	570,000		416,844	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,140,000		839,205	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,760,000		2,474,506	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,573,000		3,327,513
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,580,000		4,511,151
DISH DBS Corp., Senior Notes	7.375%	7/1/28	2,500,000		1,772,813
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,850,000		1,196,922
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000		553,813	(a)

Total Media					28,767,967

Wireless Telecommunication Services - 4.1%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	600,000		339,717	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	12,350,000		6,916,000	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000		2,278,027
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000		7,046,818
Sprint LLC, Senior Notes	7.875%	9/15/23	360,000		365,827

Total Wireless Telecommunication Services					16,946,389

TOTAL COMMUNICATION SERVICES					58,128,262

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 3.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000		$3,290,581	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	5,293,000		4,782,558
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	830,000		670,285
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	5,196,000		5,022,350	(a)

Total Auto Components					13,765,774

Automobiles - 0.1%
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	520,000		409,166

Diversified Consumer Services - 2.6%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,070,000	EUR	989,012	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,010,000	EUR	933,553	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		477,239	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000		2,028,925
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	6,350,000		5,088,255	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,200,000		1,101,958	(a)

Total Diversified Consumer Services					10,618,942

Hotels, Restaurants & Leisure - 9.6%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,600,000	EUR	2,400,495	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	3,750,000		2,978,868	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,510,000		1,552,861	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	500,000		351,081	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,430,000		1,267,781	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000		1,228,831	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	900,000		851,210
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	750,000		633,328
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	2,007,000		1,613,809	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,410,000		1,206,872	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	500,000		393,600	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	5,051,000		3,807,646	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,540,000		3,357,200	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,980,000		2,416,634	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000		1,471,669	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,310,000	GBP	1,429,113	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	790,000	GBP	716,303	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	1,820,000		1,489,328

See Notes to Schedule of Investments.

2	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,470,000		$1,293,806
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,267,964	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,800,000		1,451,340	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000		120,635	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	240,000		220,541	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,470,000		2,115,049	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	2,174,000		1,762,516	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,030,000		2,021,954	(a)

Total Hotels, Restaurants & Leisure					39,420,434

Specialty Retail - 1.1%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	3,480,000		2,331,420	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		470,534	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,590,000		1,534,143

Total Specialty Retail					4,336,097

TOTAL CONSUMER DISCRETIONARY					68,550,413

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.0%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	3,970,000	GBP	3,923,017	(b)

Food Products - 1.4%
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	1,000,000	GBP	894,328	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,550,000		1,440,291	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,620,000		3,517,541	(a)

Total Food Products					5,852,160

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,210,000		1,198,105

TOTAL CONSUMER STAPLES					10,973,282

ENERGY - 16.4%
Energy Equipment & Services - 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,000,000		1,789,280	(a)

Oil, Gas & Consumable Fuels - 16.0%
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000		1,229,832
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	730,000		725,473	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000	$292,217
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000	201,936
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	780,280
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,100,000	2,165,144
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,550,000	2,649,187	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,130,000	1,850,437	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,900,000	4,103,750	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,020,000	858,225	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	780,000	752,622	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	230,000	188,475	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,440,000	1,332,526
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	7,802,549
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,588,397	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000	1,276,016
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	4,960,103
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	748,410
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,048,997
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	660,000	642,022
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	4,788,083
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	653,125
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	751,711
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	639,710
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	960,554	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	1,430,000	1,363,991	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	675,340
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	450,000	454,378
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,620,000	1,503,660	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	2,900,000	2,538,007

See Notes to Schedule of Investments.

4	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	$881,682
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	9,585,000	7,913,136
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,019,325
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	680,651
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,054,470
YPF SA, Senior Notes	8.500%	7/28/25	1,600,000	1,344,364	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	1,086,300	(a)

Total Oil, Gas & Consumable Fuels				65,505,085

TOTAL ENERGY				67,294,365

FINANCIALS - 13.7%
Banks - 7.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	5,040,000	4,182,296	(a)(c)(d)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,130,000	1,106,044	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,540,000	1,500,123	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	960,000	863,262	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,455,300	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,327,098	(a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,527,970	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,120,000	3,001,030	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,610,000	4,435,254	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	750,000	552,559	(a)(d)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior
Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	2,060,000	$1,956,699	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,840,000	1,779,661	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	2,025,059	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,710,000	2,488,731	(a)(d)

Total Banks				29,201,086

Capital Markets - 3.2%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	7,450,000	4,866,202	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	1,380,000	992,451	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,730,000	1,511,272	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	1,150,000	1,011,878	(a)(d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,013,944
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,220,000	1,195,069	(b)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,470,000	1,449,895	(a)(c)(d)

Total Capital Markets				13,040,711

Consumer Finance - 0.6%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,046,844
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,329,352

Total Consumer Finance				2,376,196

See Notes to Schedule of Investments.

6	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 2.6%
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000		$574,651
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,660,102		5,675,406	(a)(e)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	6.079%	7/3/23	880,000		872,576	(b)(d)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	1,220,000		1,210,850	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	1,090,000		1,049,127	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	700,000		618,625	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	650,000		582,005	(b)

Total Diversified Financial Services					10,583,240

Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000		1,093,434	(a)

TOTAL FINANCIALS					56,294,667

HEALTH CARE - 6.7%
Health Care Providers & Services - 3.4%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,440,000		1,048,169	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000		514,081
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000		6,744,723
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	3,910,000		3,763,531	(a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,890,000		1,696,143	(a)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000		225,617

Total Health Care Providers & Services					13,992,264

Pharmaceuticals - 3.3%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	3,890,000		1,872,238	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	490,000		238,098	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,020,000		650,670	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	637,000	EUR	587,914	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	113,000	GBP	111,683	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	70,000		53,347	*(a)(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000		3,447,304
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000		1,008,010
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	6,200,000		5,529,452

Total Pharmaceuticals					13,498,716

TOTAL HEALTH CARE					27,490,980

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 10.4%
Aerospace & Defense - 0.6%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,660,000	$2,705,194	(a)

Airlines - 6.8%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	5,470,000	4,641,721	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000	414,263	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	450,000	412,092	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,660,000	4,621,718
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,448,441
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	736,826
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	6,474,631	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	500,000	453,450	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,358,152	2,349,667	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,965,999	3,985,710	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	620,000	624,002	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	787,376

Total Airlines				27,949,897

Building Products - 0.3%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	899,000	830,872	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	342,000	279,417	(a)

Total Building Products				1,110,289

Commercial Services & Supplies - 1.7%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	3,530,000	3,624,922
CoreCivic Inc., Senior Notes	4.750%	10/15/27	3,160,000	2,747,679
GEO Group Inc., Secured Notes	10.500%	6/30/28	690,000	701,326

Total Commercial Services & Supplies				7,073,927

Machinery - 0.6%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	2,580,000	2,439,174

See Notes to Schedule of Investments.

8	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,420,000	$1,212,034	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	371,800

Total Trading Companies & Distributors				1,583,834

TOTAL INDUSTRIALS				42,862,315

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,050,000	815,409	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	3,770,000	2,701,182	(a)

Total Communications Equipment				3,516,591

Technology Hardware, Storage & Peripherals - 0.7%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,364,684
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	652,727
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	373,574
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	695,500	(a)

Total Technology Hardware, Storage & Peripherals				3,086,485

TOTAL INFORMATION TECHNOLOGY				6,603,076

MATERIALS - 4.3%
Containers & Packaging - 1.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,280,000	892,304	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,048,000	1,534,612	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000	1,131,476	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	750,000	733,508
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	980,000	900,723	(a)

Total Containers & Packaging				5,192,623

Metals & Mining - 3.1%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,960,000	3,016,308
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	729,227
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000	3,870,383
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000	1,006,388
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,453,140
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,584,110

Total Metals & Mining				12,659,556

TOTAL MATERIALS				17,852,179

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	350,000		$222,446
Service Properties Trust, Senior Notes	5.500%	12/15/27	2,160,000		1,862,810
Service Properties Trust, Senior Notes	3.950%	1/15/28	526,000		374,287
Service Properties Trust, Senior Notes	4.950%	10/1/29	600,000		415,640
Service Properties Trust, Senior Notes	4.375%	2/15/30	2,120,000		1,404,148

Total Equity Real Estate Investment Trusts (REITs)					4,279,331

Real Estate Management & Development - 1.0%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	770,000		66,605	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000		84,500	*(b)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	2,016,000		1,562,709	(b)
Heimstaden AB, Senior Notes	4.250%	3/9/26	900,000	EUR	686,204	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	1,780,000	EUR	1,420,667	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	1,230,000		213,950	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	650,000		58,793	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	750,000		69,097	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	1,250,000		113,062	*(b)(f)

Total Real Estate Management & Development					4,275,587

TOTAL REAL ESTATE					8,554,918

UTILITIES - 0.9%
Electric Utilities - 0.2%
InterGen NV, Senior Secured Notes	7.000%	6/30/23	420,000		408,307	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	340,000		311,661	(a)

Total Electric Utilities					719,968

Gas Utilities - 0.7%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,290,000		3,147,562

TOTAL UTILITIES					3,867,530

TOTAL CORPORATE BONDS & NOTES (Cost - $366,567,470)					368,471,987

See Notes to Schedule of Investments.

10	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 4.0%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000		$1,408,448	(a)

Argentina - 0.8%
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	160,362		41,076
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	80,000		27,900	(a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (4.500% to 9/1/23 then 5.500%)	4.500%	9/1/37	296,221		85,534	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	910,000		738,237	(b)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	500,000		405,625	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,660,000		1,782,200	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	340,000		221,000	(a)(e)

Total Argentina					3,301,572

Bahamas - 0.3%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000		1,245,165	(a)

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,090,000		908,854	(a)

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	400,000		185,895	(a)

Mexico - 1.7%
Mexican Bonos, Bonds	7.750%	5/29/31	149,470,000	MXN	7,103,900

Russia - 0.6%
Russian Federal Bond - OFZ	7.750%	9/16/26	315,370,000	RUB	1,154,575	*(f)
Russian Federal Bond - OFZ	7.050%	1/19/28	198,450,000	RUB	726,529	*(f)
Russian Federal Bond - OFZ	6.900%	5/23/29	121,280,000	RUB	444,008	*(f)

Total Russia					2,325,112

TOTAL SOVEREIGN BONDS (Cost - $22,024,570)					16,478,946

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.9%
U.S. Government Obligations - 1.9%
U.S. Treasury Notes	1.500%	2/29/24	1,700,000		1,639,404
U.S. Treasury Notes	3.500%	9/15/25	2,500,000		2,450,391

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.250%	11/15/25	1,000,000	$946,719
U.S. Treasury Notes	1.875%	2/28/27	2,500,000	2,290,039
U.S. Treasury Notes	2.750%	7/31/27	500,000	473,125

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,817,980)				7,799,678

CONVERTIBLE BONDS & NOTES - 1.5%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes	2.375%	3/15/24	540,000	488,565
DISH Network Corp., Senior Notes	0.000%	12/15/25	5,350,000	3,440,050
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,050,000	660,450

TOTAL COMMUNICATION SERVICES				4,589,065

INDUSTRIALS - 0.4%
Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,920,000	1,555,200

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,588,944)				6,144,265

ASSET-BACKED SECURITIES - 0.7%
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $3,360,508)	9.759%	10/15/31	3,400,000	3,019,935	(a)(d)

SENIOR LOANS - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.3%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%) (Cost - $1,609,635)	7.890%	4/13/28	2,150,000	1,241,625	(d)(g)(h)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $20,515)		5/28/28	21,426	4,135	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $3,494,813)			427,421,041	0	*(i)(j)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $411,484,435)				403,160,571

See Notes to Schedule of Investments.

12	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $941,740)	4.244%	941,740	$941,740	(l)(m)

TOTAL INVESTMENTS - 98.4% (Cost - $412,426,175)			404,102,311
Other Assets in Excess of Liabilities - 1.6%			6,758,482

TOTAL NET ASSETS - 100.0%			$410,860,793

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of December 31, 2022.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Value is less than $1.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2022, the total market value of investments in Affiliated Companies was $941,740 and the cost was $941,740 (Note 2).

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2022

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At December 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	223,807	USD	269,761	Goldman Sachs Group Inc.	1/18/23	$952
USD	627,539	EUR	587,476	Goldman Sachs Group Inc.	1/18/23	(2,167)
USD	6,484,203	GBP	5,634,395	Goldman Sachs Group Inc.	1/18/23	(331,074)
USD	398,762	EUR	377,251	JPMorgan Chase & Co.	1/18/23	(5,606)
USD	612,762	EUR	620,000	JPMorgan Chase & Co.	1/18/23	(51,806)
CAD	470	USD	344	Morgan Stanley & Co. Inc.	1/18/23	3
USD	186,495	EUR	177,313	Morgan Stanley & Co. Inc.	1/18/23	(3,564)
USD	720,529	EUR	674,480	Morgan Stanley & Co. Inc.	1/18/23	(2,435)
USD	4,923,765	EUR	4,900,537	Morgan Stanley & Co. Inc.	1/18/23	(329,038)

Total						$(724,735)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset High Income Opportunity Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

15

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$368,471,987	—		$368,471,987
Sovereign Bonds	—	16,478,946	—		16,478,946
U.S. Government & Agency Obligations	—	7,799,678	—		7,799,678
Convertible Bonds & Notes	—	6,144,265	—		6,144,265
Asset-Backed Securities	—	3,019,935	—		3,019,935
Senior Loans	—	1,241,625	—		1,241,625
Warrants	$4,135	—	—		4,135
Common Stocks	—	—	$0	*	0	*

Total Long-Term Investments	4,135	403,156,436	0	*	403,160,571

Short-Term Investments†	941,740	—	—		941,740

Total Investments	$945,875	$403,156,436	—		$404,102,311

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$955	—		$955

Total	$945,875	$403,157,391	$0	*	$404,103,266

17

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$725,690	—	$725,690

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2022. The following transactions were effected in such company for the period ended December 31, 2022.

	Affiliate Value at September 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,535,492	$21,575,909	21,575,909	$23,169,661	23,169,661	—	$16,572	—	$941,740

18